American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2025 Portfolio
April 30, 2026

One Choice Blend+ 2025 Portfolio - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 41.3%
Avantis Core Fixed Income Fund G Class	2,253,572	18,930,007
High Income Fund G Class	383,556	3,336,934
Inflation-Adjusted Bond Fund G Class	284,379	3,051,383
Short Duration Fund G Class	331,391	3,247,636
Short Duration Inflation Protection Bond Fund G Class	399,547	4,275,149
		32,841,109
Domestic Equity Funds — 30.6%
Avantis U.S. Equity Fund G Class	264,002	6,072,044
Avantis U.S. Small Cap Value Fund G Class	39,146	800,922
Focused Large Cap Value Fund G Class	705,363	7,780,150
Growth Fund G Class	110,445	6,794,553
Heritage Fund G Class	23,057	611,465
Mid Cap Value Fund G Class	92,633	1,470,086
Small Cap Growth Fund G Class	29,687	782,547
		24,311,767
International Equity Funds — 14.5%
Avantis Emerging Markets Equity Fund G Class	26,297	448,882
Avantis International Equity Fund G Class	329,871	5,571,526
Focused International Growth Fund G Class	104,524	2,063,306
Global Real Estate Fund G Class	63,920	949,850
International Small-Mid Cap Fund G Class	10,404	136,292
International Value Fund G Class	194,340	2,365,124
		11,534,980
International Fixed Income Funds — 10.9%
Emerging Markets Debt Fund G Class	129,685	1,224,224
Global Bond Fund G Class	849,438	7,407,096
		8,631,320
Money Market Funds — 2.7%
U.S. Government Money Market Fund G Class	2,170,035	2,170,035
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $72,832,247)		79,489,211
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$79,489,211

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	$19,819	$2,833	$3,762	$40	$18,930	2,254	$17	$666
High Income Fund	3,474	314	442	(9)	3,337	384	—	188
Inflation-Adjusted Bond Fund	3,463	226	682	44	3,051	284	6	75
Short Duration Fund	3,038	522	305	(7)	3,248	331	(1)	118
Short Duration Inflation Protection Bond Fund	3,706	970	422	21	4,275	400	(5)	133
Avantis U.S. Equity Fund	7,181	589	2,428	730	6,072	264	269	173
Avantis U.S. Small Cap Value Fund	694	157	197	147	801	39	14	56
Focused Large Cap Value Fund	6,941	2,067	1,399	171	7,780	705	11	891
Growth Fund	6,321	2,508	1,662	(372)	6,795	110	(34)	970
Heritage Fund	586	170	34	(111)	611	23	(2)	92
Mid Cap Value Fund	1,320	390	227	(13)	1,470	93	(7)	192
Small Cap Growth Fund	697	137	99	48	783	30	2	49
Avantis Emerging Markets Equity Fund	484	21	135	79	449	26	29	18
Avantis International Equity Fund	3,426	2,738	1,431	839	5,572	330	86	196
Focused International Growth Fund	1,869	367	250	77	2,063	105	6	22
Global Real Estate Fund	836	130	121	105	950	64	6	38
International Small-Mid Cap Fund	137	12	31	18	136	10	3	4
International Value Fund	2,131	457	563	340	2,365	194	37	218
Emerging Markets Debt Fund	1,290	94	196	36	1,224	130	3	69
Global Bond Fund	8,700	894	2,103	(84)	7,407	849	7	341
U.S. Government Money Market Fund	—	2,313	143	—	2,170	2,170	—	34
	$76,113	$17,909	$16,632	$2,099	$79,489	8,795	$447	$4,543
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.